Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
As at December 31,	2020	2019
Accruals	912	1,085
Trade	608	954
Interest	77	49
Partner Advances	175	16
Employee Long-Term Incentives	130	60
Joint Operations Payable	6	2
Risk Management	58	2
Onerous Contract Provisions	26	17
Other	26	44
	2,018	2,229